UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2010

Place X if Amendment				;	Amendment Number:

This Amendment (place X in only one):		is a restatement.

						adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
		San Mateo, CA  94402


Form 13F File Number: 028-

Central Index Key (CIK) Number:				0001495703

CIK Confirmation Code (CCC):				yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					February 10, 2011
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 						0
Form 13F Information Table Entry Total:						67
Form 13F Information Table Value Total:						276,012
						(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ECA Marcellus Trust I          PS               26827L109      292    11000 SH       Sole                                      11000
Diamonds: Dow 30               CU               252787106     2096    18126 SH       Sole                                      18126
Powershares QQQ Trust Ser. 1   CU               73935A104     1284    23573 SH       Sole                                      23573
SPDR DJ Wilshire Intl. Real Es CU               78463X863      615    15800 SH       Sole                                      15800
SPDR DJ Wilshire REI ETF       CU               78464A607      614    10056 SH       Sole                                      10056
SPDR Energy Select Shares      CU               81369Y506      411     6026 SH       Sole                                       6026
SPDR Materials Fd Shares of Be CU               81369Y100      434    11310 SH       Sole                                      11310
SPDR S&P Int'l Small Cap       CU               78463X871      201     6502 SH       Sole                                       6502
SPDR S&P Metals and Mining     CU               78464A755     1754    25508 SH       Sole                                      25508
SPDR S&P500                    CU               78462F103   102409   814387 SH       Sole                                     814387
Schwab Intl Equity ETF         CU               808524805     1412    50989 SH       Sole                                      50989
Vanguard Dividend Appreciation CU               921908844      366     6955 SH       Sole                                       6955
Vanguard Emerging Markets      CU               922042858    13382   277951 SH       Sole                                     277951
Vanguard Europe Pacific        CU               921943858    46535  1287265 SH       Sole                                    1287265
Vanguard Mid-Cap ETF           CU               922908629    14809   198888 SH       Sole                                     198888
Vanguard REIT Index Viper      CU               922908553    11740   212037 SH       Sole                                     212037
Vanguard Small Cap             CU               922908751      892    12275 SH       Sole                                      12275
Vanguard TSM Vipers            CU               922908769      254     3916 SH       Sole                                       3916
iPath Dow Jones-UBS Commodity  CU               06738C778     1424    29000 SH       Sole                                      29000
iShares Dow Jones Select Divid CU               464287168      384     7697 SH       Sole                                       7697
iShares FTSE EPRA/NAREIT Globa CU               464288489      315    10153 SH       Sole                                      10153
iShares MSCI Australia         CU               464286103      225     8855 SH       Sole                                       8855
iShares MSCI Brazil F          CU               464286400      473     6117 SH       Sole                                       6117
iShares MSCI Emrg Mkt.         CU               464287234      738    15488 SH       Sole                                      15488
iShares MSCI Hong Kong         CU               464286871      218    11539 SH       Sole                                      11539
iShares MSCI Singapore         CU               464286673      225    16212 SH       Sole                                      16212
iShares Russell 1000 Index     CU               464287622    19954   285628 SH       Sole                                     285628
iShares Russell 2000 Index     CU               464287655    14522   185609 SH       Sole                                     185609
iShares TR Trust S&P 500       CU               464288273     5358    42440 SH       Sole                                      42440
iShares Tr. MSCI EAFE Index Fu CU               464287465     4203    72194 SH       Sole                                      72194
iShares Trust Cohen & Steers R CU               464287564      215     3277 SH       Sole                                       3277
AT&T Inc. NEW (frmrly. SBC Com CS               00206R102      508    17288 SH       Sole                                      17288
Amgen, Inc.                    CS               031162100      576    10500 SH       Sole                                      10500
Ants Software.com              CS               037271103        9    14525 SH       Sole                                      14525
Apache Corp.                   CS               037411105      229     1919 SH       Sole                                       1919
Apple Computer                 CS               037833100     2484     7700 SH       Sole                                       7700
Atheros Communications         CS               04743P108      366    10182 SH       Sole                                      10182
Bank of America Corp.          CS               060505104      196    14698 SH       Sole                                      14698
Berkshire Hathaway Cl B        CS               084670207     1046    13055 SH       Sole                                      13055
Cadence Design Systems         CS               127387108     1710   207033 SH       Sole                                     207033
Chevron Corp.                  CS               166764100     1709    18730 SH       Sole                                      18730
Cisco Systems Inc.             CS               17275R102     1127    55688 SH       Sole                                      55688
Cree Research Inc.             CS               225447101      231     3500 SH       Sole                                       3500
Exxon Mobil                    CS               30231G102     3515    48069 SH       Sole                                      48069
General Electric Co.           CS               369604103      752    41107 SH       Sole                                      41107
Google                         CS               38259P508     1021     1719 SH       Sole                                       1719
Hewlett Packard                CS               428236103     3374    80134 SH       Sole                                      80134
Intel Corp.                    CS               458140100      877    41714 SH       Sole                                      41714
Johnson & Johnson              CS               478160104      657    10630 SH       Sole                                      10630
Manulife Insurance             CS               56501R106      352    20470 SH       Sole                                      20470
Marvell Tech. Group Ltd. F     CS               G5876H105      390    21000 SH       Sole                                      21000
NVidia Corp.                   CS               67066G104      279    18100 SH       Sole                                      18100
NetApp                         CS               64110D104      390     7100 SH       Sole                                       7100
Oracle Systems Corp.           CS               68389X105      416    13304 SH       Sole                                      13304
PG&E Corp                      CS               69331C108      336     7014 SH       Sole                                       7014
Pepsico Inc.                   CS               713448108      386     5905 SH       Sole                                       5905
Pfizer Inc.                    CS               717081103      198    11281 SH       Sole                                      11281
Philip Morris Intl. Inc.       CS               718172109      203     3467 SH       Sole                                       3467
Proctor & Gamble               CS               742718109      485     7546 SH       Sole                                       7546
Qualcomm                       CS               747525103      295     5969 SH       Sole                                       5969
Quantum Corp. DLT & Storage    CS               747906204       56    15000 SH       Sole                                      15000
Repro Medical System Inc.      CS               759910102        3    25000 SH       Sole                                      25000
Robert Half Int'l.             CS               770323103     1995    65200 SH       Sole                                      65200
Royal Dutch Shell A ADRF Spons CS               780259206      456     6828 SH       Sole                                       6828
United Parcel Service          CS               911312106      509     7015 SH       Sole                                       7015
Wells Fargo & Company          CS               949746101      819    26431 SH       Sole                                      26431
iShares Tr. S&P Global Info. T UT               464287291      303     4930 SH       Sole                                       4930